Stockholders' Equity (Details) - Secondary Public Offering - NGP Holdings - NGP Holdings	May. 12, 2015 $ / shares shares
Class of Stock [Line Items]
Shares of common stock relating to offer and sale by NGP Holdings, Inc | shares	6,000,000
Price per share of sale of common stock	$ 24.20
Price per share of sale of common stock, net of underwriting discounts and commissions	$ 23.99